CONSOLIDATED BALANCE SHEETS (Parenthetical) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2011 USD ($)	Dec. 31, 2011 CNY	Dec. 31, 2010 USD ($)	Dec. 31, 2010 CNY
Trade accounts receivable, allowance for doubtful accounts		3,243
Inventories, raw materials		84,065		5,661
Inventories, work-in-progress		3,104		279
Inventories, finished goods		35,690		907
Common stock, par value	$ 0.01		$ 0.01
Common stock, authorized	4,000,000,000	4,000,000,000	4,000,000,000	4,000,000,000
Common stock, shares issued	22,498,549	22,498,549	22,425,216	22,425,216
Common stock, shares outstanding	22,498,549	22,498,549	22,425,216	22,425,216
Preferred stock, par value	$ 0.01		$ 0.01
Preferred stock, shares authorized	1,000,000,000	1,000,000,000	1,000,000,000	1,000,000,000
Preferred stock, shares issued	1,000,000	1,000,000	1,000,000	1,000,000
Preferred stock, shares outstanding	1,000,000	1,000,000	1,000,000	1,000,000